UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors' Inner Circle Fund

The Rice Hall James Funds

Semi-Annual Report

April 30, 2018

Rice Hall James SMID Cap Portfolio

Rice Hall James Small Cap Portfolio

Rice Hall James Micro Cap Portfolio

Investment Adviser:

Rice Hall James & Associates, LLC

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS APRIL 30, 2018 (Unaudited)

The RHJ Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.5%**
	Shares	Value

CONSUMER DISCRETIONARY — 17.7%
Columbia Sportswear	1,827	$151,659
Dave & Buster’s Entertainment*	1,275	54,175
Deckers Outdoor*	816	76,100
Gentex	4,279	97,305
Hasbro	845	74,436
Lions Gate Entertainment, Cl A	2,517	62,648
LKQ*	2,034	63,095
Strayer Education	876	92,041
Tractor Supply	1,402	95,336

		766,795

CONSUMER STAPLES — 4.2%
Pinnacle Foods	1,474	89,029
US Foods Holding*	2,666	91,124

		180,153

ENERGY — 3.9%
Core Laboratories	683	83,633
US Silica Holdings	2,778	83,646

		167,279

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — 5.8%
Bank of the Ozarks	1,818	$85,082
Umpqua Holdings	3,089	72,777
Zions Bancorporation	1,680	91,980

		249,839

HEALTH CARE — 14.2%
Acadia Healthcare*	2,090	74,362
Bio-Techne	635	95,828
Centene*	637	69,165
Edwards Lifesciences*	691	88,006
Emergent BioSolutions*	878	45,533
Jazz Pharmaceuticals*	499	75,868
Premier, Cl A*	2,432	80,232
STERIS	915	86,486

		615,480

INDUSTRIALS — 26.8%
Beacon Roofing Supply*	1,348	65,985
Carlisle	626	67,439
Dover	799	74,067
Dycom Industries*	885	91,916
Healthcare Services Group	2,062	79,655
Hubbell, Cl B	840	87,242
IDEX	563	75,251
KAR Auction Services	1,624	84,432
Kirby*	1,394	118,908
MasTec*	940	41,360
Middleby*	721	90,731
Robert Half International	1,508	91,611
WABCO Holdings*	685	88,358
Xylem	1,395	101,695

		1,158,650

INFORMATION TECHNOLOGY — 21.9%
ARRIS International*	3,712	100,224
CDW	978	69,722
Ciena*	3,684	94,863
Conduent*	5,306	103,255

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Euronet Worldwide*	965	$75,376
FLIR Systems	1,737	93,016
IPG Photonics*	450	95,863
j2 Global	928	73,665
Microsemi*	1,551	100,334
Pegasystems	1,301	79,426
Teradyne	1,872	60,934

		946,678

TOTAL COMMON STOCK (Cost $3,190,918)		4,084,874

SHORT-TERM INVESTMENT (A) — 5.4%

CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A, 1.540% (Cost $234,318)	234,318	234,318

TOTAL INVESTMENTS — 99.9% (Cost $3,425,236)		$4,319,192

Percentages are based on Net Assets of $4,322,022.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2018.

Cl	Class

As of April 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.7%

	Shares	Value

CONSUMER DISCRETIONARY — 11.4%
Dave & Buster’s Entertainment*	15,700	$667,093
Deckers Outdoor*	6,500	606,190
Five Below*	11,900	840,259
Party City Holdco*	66,700	1,050,525
Shutterfly*	17,600	1,424,192
Strayer Education	9,200	966,644
Winnebago Industries	13,600	515,440

		6,070,343

CONSUMER STAPLES — 4.3%
Calavo Growers	13,500	1,264,950
Performance Food Group*	30,900	1,002,705

		2,267,655

ENERGY — 3.6%
Oil States International*	32,200	1,157,590
US Silica Holdings	25,200	758,772

		1,916,362

FINANCIALS — 7.8%
Banner	13,900	797,860
FirstCash	8,100	702,270
Glacier Bancorp	25,900	959,077

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Great Western Bancorp	18,499	$761,049
UMB Financial	12,100	926,618

		4,146,874

HEALTH CARE — 20.7%
Acadia Healthcare*	25,500	907,290
AMN Healthcare Services*	18,600	1,243,410
BioTelemetry*	32,900	1,256,780
Cambrex*	17,100	905,445
Diplomat Pharmacy*	12,130	264,313
Emergent BioSolutions*	12,600	653,436
Encompass Health	19,100	1,161,662
Ensign Group	39,100	1,089,717
Globus Medical, Cl A*	15,900	813,921
NuVasive*	18,500	984,385
Omnicell*	20,300	874,930
Premier, Cl A*	26,200	864,338

		11,019,627

INDUSTRIALS — 24.0%
Air Transport Services Group*	44,000	890,560
Albany International, Cl A	17,300	1,023,295
ASGN*	17,500	1,411,025
Axon Enterprise*	15,300	642,294
Beacon Roofing Supply*	13,400	655,930
Columbus McKinnon	22,200	796,536
Dycom Industries*	9,500	986,670
Healthcare Services Group	20,900	807,367
Interface, Cl A	44,200	972,400
MasTec*	19,618	863,192
NN	19,400	393,820
NOW*	49,700	602,861
REV Group	29,800	537,890
SPX FLOW*	21,700	976,500
Tetra Tech	25,046	1,212,226

		12,772,566

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 21.8%
Acxiom*	38,736	$1,006,361
Cars.com*	18,900	538,272
Conduent*	54,700	1,064,462
EPAM Systems*	9,100	1,040,585
Integrated Device Technology*	40,000	1,113,200
Luxoft Holding, Cl A*	9,900	399,465
MaxLinear, Cl A*	27,399	611,819
Methode Electronics	25,900	1,033,410
Mitel Networks*	57,400	640,584
Pegasystems	18,900	1,153,845
Power Integrations	12,500	847,500
PTC*	11,600	955,260
Silicon Motion Technology ADR	11,232	507,799
Tower Semiconductor*	27,600	714,012

		11,626,574

MATERIALS — 2.1%
Carpenter Technology	20,700	1,102,482

TOTAL COMMON STOCK (Cost $46,610,988)		50,922,483

SHORT-TERM INVESTMENT (A) — 5.1%

CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A, 1.540% (Cost $2,702,736)	2,702,736	2,702,736

TOTAL INVESTMENTS— 100.8% (Cost $49,313,724)		$53,625,219

Percentages are based on Net Assets of $53,225,922.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2018.

ADR	American Depositary Receipt
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO APRIL 30, 2018 (Unaudited)

As of April 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SUMMARY SCHEDULE OF INVESTMENTS COMMON STOCK — 96.5%
	% of Net Assets	Shares	Value

CONSUMER DISCRETIONARY — 9.9%
Clarus*	1.6%	110,400	$789,360
Del Frisco’s Restaurant Group*	1.3	42,300	672,570
Marcus	1.6	27,500	819,500
MCBC Holdings*	1.4	28,300	679,200
Unifi*	1.2	19,800	586,278
Other Securities*	2.8		1,410,732

			4,957,640

CONSUMER STAPLES — 5.5%
Inter Parfums	1.4	14,100	721,920
Landec*	1.2	43,200	574,560
Other Securities*	2.9		1,471,370

			2,767,850

ENERGY — 3.1%
NCS Multistage Holdings*	1.8	48,100	876,382
Solaris Oilfield Infrastructure, Cl A*	1.3	35,500	667,400

			1,543,782

FINANCIALS — 9.5%
Carolina Financial	1.2	15,700	615,597
First Busey	1.4	23,700	702,705

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	% of Net Assets	Shares	Value
FINANCIALS — continued
Heritage Financial	1.4%	23,800	$706,860
People’s Utah Bancorp	1.2	18,313	583,269
Other Securities*	4.3		2,183,990

			4,792,421

HEALTH CARE — 21.2%
BioTelemetry*	1.8	23,200	886,240
Cross Country Healthcare*	1.4	55,200	694,416
Eagle Pharmaceuticals*	1.2	11,800	613,718
Lantheus Holdings*	1.1	32,300	574,940
LeMaitre Vascular	1.2	19,200	603,840
LHC Group*	1.5	9,914	737,800
NeoGenomics*	1.5	79,300	759,694
Repligen*	1.2	17,000	629,000
STAAR Surgical*	1.6	48,300	784,875
Surmodics*	1.7	23,200	866,520
Tactile Systems Technology*	1.4	19,600	682,276
U.S. Physical Therapy	1.2	6,900	629,625
Other Securities*	4.4		2,218,213

			10,681,157

INDUSTRIALS — 24.5%
AAR	1.5	16,900	731,770
Air Transport Services Group*	1.3	32,800	663,872
Alamo Group	1.4	6,500	711,555
CBIZ*	1.3	34,700	645,420
Columbus McKinnon	1.2	17,300	620,724
DMC Global	2.2	28,370	1,097,919
DXP Enterprises*	1.2	17,163	623,017
Exponent	1.3	7,600	656,640
InnerWorkings*	1.4	67,277	679,498
Kornit Digital*	1.1	39,200	570,360
Park-Ohio Holdings	1.3	16,900	640,510
SP Plus*	1.3	19,200	674,880
TPI Composites*	1.5	32,519	736,555
Other Securities*	6.5		3,282,256

			12,334,976

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	% of Net Assets	Shares	Value

INFORMATION TECHNOLOGY — 21.0%
CalAmp*	1.3%	34,300	$677,425
Care.com*	1.3	41,900	653,640
Hackett Group	1.3	41,400	671,094
Kimball Electronics*	1.3	42,300	670,455
LivePerson*	1.4	41,300	693,840
Mitek Systems*	1.3	81,100	628,525
MTS Systems	1.2	11,700	594,360
Perficient*	1.9	38,500	952,105
Virtusa*	1.6	16,500	794,310
WNS Holdings ADR*	1.1	11,632	569,154
Other Securities*	7.3		3,686,858

			10,591,766

TELECOMMUNICATION SERVICES — 1.8%
Vonage Holdings*	1.8	80,700	902,226

TOTAL COMMON STOCK (Cost $38,678,713)			48,571,818

SHORT-TERM INVESTMENT (A) — 3.5%

CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A, 1.540% (Cost $1,793,676)	3.5	1,793,676	1,793,676

TOTAL INVESTMENTS— 100.0% (Cost $40,472,389)			$50,365,494

Percentages are based on Net Assets of $50,346,973.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2018.

ADR	American Depositary Receipt
Cl	Class

As of April 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO APRIL 30, 2018 (Unaudited)

For the period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities.” For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the SEC’s website at http://www.sec.gov.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS APRIL 30, 2018 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	SMID Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Assets:
Investments at Value (Cost $3,425,236, $49,313,724 and $40,472,389, respectively)	$4,319,192	$53,625,219	$50,365,494
Receivable for Investment Securities Sold	6,934	197,090	43,932
Receivable Due from Investment Adviser	2,670	—	—
Dividends Receivable	1,265	7,773	5,537
Receivable for Capital Shares Sold	140	1,275	18,851
Prepaid Expenses	5,124	13,083	15,802

Total Assets	4,335,325	53,844,440	50,449,616

Liabilities:
Payable for Investment Securities Purchased .	—	442,103	—
Payable for Capital Shares Redeemed	—	81,973	1,000
Distribution Fees Payable (Investor Class)	4,556	—	—
Payable to Administrator	663	8,157	7,619
Payable to Trustees	293	4,288	3,453
Chief Compliance Officer Fees Payable	3	1,427	1,140
Payable to Investment Adviser	—	6,499	24,923
Other Accrued Expenses	7,788	74,071	64,508

Total Liabilities	13,303	618,518	102,643

Net Assets	$4,322,022	$53,225,922	$50,346,973

Net Assets Consist of:
Paid-in Capital	$3,164,253	$43,078,426	$36,671,081
Accumulated Net Investment Loss	(10,711)	(260,925)	(390,480)
Accumulated Net Realized Gain on Investments	274,524	6,096,926	4,173,267
Net Unrealized Appreciation on Investments	893,956	4,311,495	9,893,105

Net Assets	$4,322,022	$53,225,922	$50,346,973

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	N/A	4,763,043	1,517,690

Investor Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	189,075	N/A	N/A

Net Asset Value,
Per share* — Institutional Class	N/A	$11.17	$33.17

Net Asset Value,
Per share* — Investor Class	$22.86	N/A	N/A

*	Redemption price per share may be less if the shares are redeemed less than 90 days from the date of purchase. See Note 2 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

STATEMENTS OF OPERATIONS

	SMID Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Investment Income
Dividends	$19,215	$135,112	$119,528
Less: Foreign Taxes Withheld	(116)	—	—

Total Income	19,099	135,112	119,528

Expenses
Investment Advisory Fees	19,919	213,502	186,067
Distribution Fees (Investor Class)	5,533	—	—
Shareholder Servicing Fees (Institutional Class)	—	75,933	27,361
Administration Fees	3,913	47,217	43,870
Trustees’ Fees	734	8,851	8,195
Chief Compliance Officer Fees	213	2,321	2,073
Transfer Agent Fees	11,590	27,218	27,224
Registration and Filing Fees	8,498	10,631	11,520
Custodian Fees	2,480	2,480	2,480
Audit Fees	1,024	14,460	11,066
Printing Fees	1,013	10,496	8,498
Legal Fees	917	11,601	10,266
Other Expenses	1,316	12,373	11,280

Expenses Before Expense Waiver, Reimbursement and Fees Paid Indirectly	57,150	437,083	349,900

Less:
Waiver of Investment Advisory Fees	(19,919)	(169,131)	(37,927)
Reimbursement of Other Operating Expenses	(15,140)	—	—
Fees Paid Indirectly(1)	(179)	(16,753)	(2,763)

Net Expenses After Expense Waiver, Reimbursement and Fees Paid Indirectly	21,912	251,199	309,210

Net Investment Loss	(2,813)	(116,087)	(189,682)

Net Realized Gain on Investments	276,093	6,212,488	4,193,080
Net Change in Unrealized Depreciation on Investments	(40,132)	(2,559,587)	(5,033,239)

Total Net Realized and Unrealized Gain (Loss) on Investments	235,961	3,652,901	(840,159)

Net Increase (Decrease) in Net Assets Resulting from Operations	$233,148	$3,536,814	$(1,029,841)

(1)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Operations:
Net Investment Loss	$(2,813)	$(6,983)
Net Realized Gain on Investments	276,093	280,243
Net Change in Unrealized Appreciation (Depreciation) on Investments	(40,132)	586,121

Net Increase in Net Assets Resulting in Operations	233,148	859,381

Capital Share Transactions:
Issued	46,731	119,558
Redeemed	(392,422)	(607,058)

Net Decrease in Net Assets from Capital Share Transactions	(345,691)	(487,500)

Total Increase (Decrease) in Net Assets	(112,543)	371,881
Net Assets:
Beginning of Period	4,434,565	4,062,684

End of Period	$4,322,022	$4,434,565

Accumulated Net Investment Loss	$(10,711)	$(7,898)

Shares Issued and Redeemed:
Issued	2,032	5,639
Redeemed	(17,295)	(29,805)

Net Decrease in Shares Outstanding from Share Transactions	(15,263)	(24,166)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Loss	$(116,087)	$(139,885)
Net Realized Gain on Investments	6,212,488	2,955,069
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,559,587)	2,819,581

Net Increase in Net Assets Resulting in Operations	3,536,814	5,634,765

Distributions:
Net Realized Gain	(2,911,003)	(1,695,598)

Total Distributions	(2,911,003)	(1,695,598)

Capital Share Transactions:
Issued	22,201,536	15,786,435
Reinvestment of Distributions	2,889,070	1,677,376
Redeemed	(20,694,924)	(14,623,169)

Net Increase in Net Assets from Capital Share Transactions	4,395,682	2,840,642

Total Increase in Net Assets	5,021,493	6,779,809

Net Assets:
Beginning of Period	48,204,429	41,424,620

End of Period	$53,225,922	$48,204,429

Accumulated Net Investment Loss	$(260,925)	$(144,838)

Shares Issued and Redeemed:
Issued	2,023,882	1,437,739
Reinvestment of Distributions	266,028	159,598
Redeemed	(1,845,334)	(1,356,395)

Net Increase in Shares Outstanding from Share Transactions	444,576	240,942

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Loss	$(189,682)	$(459,183)
Net Realized Gain on Investments	4,193,080	6,520,587
Net Change in Unrealized Appreciation (Depreciation) on Investments	(5,033,239)	6,678,279

Net Increase (Decrease) in Net Assets Resulting in Operations	(1,029,841)	12,739,683

Distributions:
Net Realized Gain	(5,688,859)	—

Total Distributions	(5,688,859)	—

Capital Share Transactions:
Issued	3,136,197	3,200,962
Reinvestment of Distributions	5,232,018	—
Redemption Fees(1)	—	2,264
Redeemed	(2,221,818)	(9,911,395)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	6,146,397	(6,708,169)

Total Increase (Decrease) in Net Assets	(572,303)	6,031,514

Net Assets:
Beginning of Period	50,919,276	44,887,762

End of Period	$50,346,973	$50,919,276

Accumulated Net Investment Loss	$(390,480)	$(200,798)

Shares Issued and Redeemed:
Issued	93,402	94,201
Reinvestment of Distributions	155,391	—
Redeemed	(65,454)	(296,858)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	183,339	(202,657)

Amounts designated as “—” are either $0 or have been rounded to $0.

(1) See Note 2 in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS
		Selected Per-Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Six Months Ended April 30, 2018 (Unaudited)	Years Ended October 31,
		2017	2016	2015		2014	2013
Net Asset Value, Beginning of Period	$21.70	$17.78	$19.11	$19.25		$17.87	$13.18

Income (Loss) from
Investment Operations:
Net Investment Loss(1)	(0.01)	(0.03)	(0.05)	(0.05)		(0.09)	(0.07)
Net Realized and Unrealized Gain (Loss)	1.17	3.95	(1.28)	(0.09	)(2)	1.47	4.89

Total from Investment Operations	1.16	3.92	(1.33)	(0.14)		1.38	4.82

Dividends and Distributions:
Net Investment Loss	—	—	—	—		—	(0.13)

Total Dividends and Distributions	—	—	—	—		—	(0.13)

Net Asset Value, End of Period	$22.86	$21.70	$17.78	$19.11		$19.25	$17.87

Total Return†	5.35%	22.05%	(6.96)%	(0.73)%		7.72%	36.86%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$4,322	$4,435	$4,063	$4,539		$5,076	$5,305
Ratio of Net Expenses to Average Net Assets(3)	1.00%	1.00%	1.14%	1.40%		1.40%	1.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.58%	2.65%	2.84%	2.88%		2.71%	2.37%
Ratio of Net Investment Loss to Average Net Assets	(0.13)%	(0.16)%	(0.25)%	(0.26)%		(0.46)%	(0.46)%
Portfolio Turnover Rate	20%	38%	49%	51%		50%	44%

(1)	Per share calculations were performed using average shares for the period.

(2)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

(3)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios the ratios would have decreased by 1 basis point (bps), 1 bps, 1 bps, 1 bps, 2 bps, and 4 bps, respectively.

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

		Selected Per-Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Six Months	Years Ended October 31,
	Ended April
	30, 2018
	(Unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.16	$10.16	$13.61	$17.40	$17.88	$13.23

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.02)	(0.03)	(0.04)	(0.06)	(0.06)	(0.08)
Net Realized and Unrealized Gain (Loss)	0.75	1.48	(0.64)	0.83	1.23	4.73

Total from Investment Operations	0.73	1.45	(0.68)	0.77	1.17	4.65

Distributions from:
Net Realized Gain	(0.72)	(0.45)	(2.77)	(4.56)	(1.65)	—

Total Distributions	(0.72)	(0.45)	(2.77)	(4.56)	(1.65)	—

Net Asset Value, End of Period	$11.17	$11.16	$10.16	$13.61	$17.40	$17.88

Total Return†	6.72%	14.49%	(5.18)%	5.35%	7.21%	35.15%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$53,226	$48,204	$41,425	$48,215	$73,780	$96,542
Ratio of Net Expenses to Average Net Assets(2)	0.94%	0.97%	1.07%	1.19%	1.22%	1.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.64%	1.66%	1.56%	1.67%	1.51%	1.51%
Ratio of Net Investment Loss to Average Net Assets	(0.43)%	(0.32)%	(0.35)%	(0.42)%	(0.38)%	(0.54)%
Portfolio Turnover Rate	62%	84%	54%	47%	46%	49%

(1)	Per share calculations were performed using average shares for the period.
(2)	The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these expense offsets were excluded, the ratios would have increased by 6 basis points (bps), 3 bps, 2 bps, 6 bps, 3 bps and 3 bps, respectively.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

			Selected Per-Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Six Months Ended April 30, 2018 (Unaudited)		Years Ended October 31,
			2017		2016		2015		2014	2013
Net Asset Value, Beginning of Period	$38.16		$29.20		$27.53		$27.50		$26.59	$19.11

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.13)		(0.33)		(0.11)		(0.33)		(0.27)	(0.24)
Net Realized and Unrealized Gain (Loss)	(0.60)		9.29		1.78		0.36		1.17	7.72

Total from Investment Operations	(0.73)		8.96		1.67		0.03		0.90	7.48

Redemption Fees	—		—	(3)	—	(3)	—	(3)	0.01	—(3)

Distributions from:
Net Realized Gain	(4.26)		—		—		—		—	—

Total Distributions	(4.26)		—		—		—		—	—

Net Asset Value, End of Period	$33.17		$38.16		$29.20		$27.53		$27.50	$26.59

Total Return†	(2.07)%	‡	30.68%	‡	6.07%	‡	0.11%	‡	3.42%	39.14%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$50,347		$50,919		$44,888		$43,493		$39,078	$40,109
Ratio of Net Expenses to Average Net Assets(2)	1.25%		1.25%		1.36%		1.60%		1.53%	1.51%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.41%		1.47%		1.55%		1.71%		1.54%	1.55%
Ratio of Net Investment Loss to Average Net Assets	(0.76)%		(0.97)%		(0.40)%		(1.14)%		(0.99)%	(1.07)%
Portfolio Turnover Rate	30%		48%		62%		71%		57%	98%

(1)	Per share calculations were performed using average shares for the period.

(2)	The Ratio of Net Expenses to Average Net Assets includes the effect of fees paid indirectly. If these expense offsets were excluded, the ratios would have increased by 1 basis points (bps), 3 bps, 1 bps, 1 bps, 4 bps and 7 bps, respectively.

(3)	Value is less than $0.01 per share.

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS APRIL 30, 2018

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 56 funds. The financial statements herein are those of the Rice Hall James SMID Cap Portfolio (“SMID Cap Portfolio”), Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”), and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the SMID Cap Portfolio is maximum capital appreciation. The SMID Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small-and-mid-cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2500 Index at reconstitution each June. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2000 Index at reconstitution each June. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies that, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS APRIL 30, 2018

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2018, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session of the exchange on which the security is principally traded.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS APRIL 30, 2018

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2018, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” (i.e., a greater than 50% probability) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS APRIL 30, 2018

provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2018, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $0 and $2,264, for the six month period ended April 30, 2018 and year ended October 31, 2017, respectively.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS APRIL 30, 2018

regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2018, the SMID Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio paid $3,913, $47,217 and $43,870, respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the SMID Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the SMID Cap Portfolio’s average daily net assets attributable to Investor Class shares from this fee, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”). The fee represents compensation for services and reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or for the provision of shareholder services with respect to shares.

The Funds direct, via a network of executing brokers, certain fund trades to the Distributor, who pays a portion of the Funds’ expenses. Under this arrangement, the SMID Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio had expenses reduced by $144, $16,280 and $2,483, respectively, savings that were used to pay administrative expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS APRIL 30, 2018

serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the “Adviser”). These fees are disclosed on the Statements of Operations as Shareholder Servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend-disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the six months ended April 30, 2018, the SMID Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio earned credits of $35, $473 and $280, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.	Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the SMID Cap Portfolio pays the Adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund’s average daily net assets. The Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses (collectively “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2019. In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee reduction and/or expense reimbursement and (ii) at the time of the recoupment.

RHJ Fund	Contractual Expense Limitation
SMID Cap Portfolio	1.00%
Small Cap Portfolio	1.00%
Micro Cap Portfolio	1.25%

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS APRIL 30, 2018

As of April 30, 2018, the Adviser may seek as reimbursement of previously waived fees for the Funds as follows:

RHJ Fund	Expiring 2019	Expiring 2020	Expiring 2021	Total
SMID Cap Portfolio	$34,191	$35,289	$72,219	$141,699
Small Cap Portfolio	109,641	120,657	331,548	561,846
Micro Cap Portfolio	19,542	44,570	90,382	154,494

6.	Investment Transactions:

For the six months ended April 30, 2018, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

RHJ Fund	Purchases	Sales

SMID Cap Portfolio	$828,460	$1,179,095

Small Cap Portfolio	33,803,861	31,221,085

Micro Cap Portfolio	15,746,739	14,534,308

There were no purchases or sales of long-term U.S. Government Securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period in which the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

RHJ Fund		Ordinary Income	Long-Term Capital Gains	Total

Small Cap Portfolio	2017	$—	$1,695,598	$1,695,598
	2016	1,199,074	8,585,680	9,784,754

There were no distributions declared during the last two years ended October 31 in the SMID Cap Portfolio and Micro Cap Portfolio.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS APRIL 30, 2018

As of October 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

RHJ Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Late-Year Loss Deferral	Unrealized Appreciation	Total Distributable Earnings
SMID Cap Portfolio	$ —	$ —	$ —	$ (7,901)	$ 932,522	$ 924,621
Small Cap Portfolio	—	2,870,662	—	(144,839)	6,795,862	9,521,685
Micro Cap Portfolio	—	5,688,735	—	(200,798)	14,906,655	20,394,592

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2017 through October 31, 2017. For the tax year ended October 31, 2017, the SMID Cap Portfolio, Small Cap Portfolio, and Micro Cap Portfolio elected to treat the qualified ordinary late year losses of $7,901, $144,839, and $200,798 respectively, as arising in the following fiscal year.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains. The capital loss carryforwards of $278,046 and $486,383 were utilized by the SMID and Micro Cap Portfolios, respectively, to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2018, were as follows:

RHJ Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
SMID Cap Portfolio	$3,426,802	$966,456	$(74,066)	$892,390
Small Cap Portfolio	49,388,944	6,208,664	(1,972,389)	4,236,275
Micro Cap Portfolio	40,492,078	11,568,556	(1,695,140)	9,873,416

The preceding differences between book and tax cost are primarily due to wash sales.

8.	Concentration of Risks:

Equity Risk (SMID Cap Portfolio, Small Cap Portfolio, Micro Cap Portfolio) — Since it purchases equity securities, the Fund is subject to equity risk, or the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and accordingly the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS APRIL 30, 2018

These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small-Capitalization Company Risk (Small Cap Portfolio, Micro Cap Portfolio) — The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events as compared to larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have comparatively limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Growth Style Risk (SMID Cap Portfolio, Small Cap Portfolio, Micro Cap Portfolio) — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes can potentially offer above-average rates of earnings growth and that therefore may experience stock price increases that exceed the increases observed in the benchmark or in the stock’s peer universe. Over time and in different market environments, growth-style investing may fall in or out of favor, and in the latter case, the Fund may underperform other equity funds that rely on different investing styles or pursue different objectives.

Micro-Capitalization Company Risk (Micro Cap Portfolio) — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, as compared to the volume of information available about larger peers, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than stock prices corresponding to large-, mid- and small-capitalization companies, and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Small- and Mid-Capitalization Company Risk (SMID Cap Portfolio) — The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events as compared to larger, more established companies. In particular, investments in these small and medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS APRIL 30, 2018

9.	Other:

At April 30, 2018, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, (shareholder segments comprised of omnibus accounts that were held on behalf of individual shareholders), each owning 10% or greater of the aggregate shares outstanding, was as follows:

RHJ Fund	No. of Shareholders	% Ownership

SMID Cap Portfolio	2	60%
Small Cap Portfolio	2	51%
Micro Cap Portfolio	1	40%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, remote, based on experience, the risk of loss from such claims is considered remote.

10.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments to the financial statements were required.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS APRIL 30, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you hold an investment that is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period (November 1, 2017 through April 30, 2018).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses, after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — and does NOT represent your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS APRIL 30, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
SMID Cap Portfolio	$1,000.00	$1,053.50	0.99%	$5.04
Small Cap Portfolio	1,000.00	1,067.20	0.94	4.82
Micro Cap Portfolio	1,000.00	979.30	1.25	6.13
Hypothetical 5% Return
SMID Cap Portfolio	$1,000.00	$1,019.89	0.99%	$4.96
Small Cap Portfolio	1,000.00	1,020.13	0.94	4.71
Micro Cap Portfolio	1,000.00	1,018.60	1.25	6.26

*	*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).

The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RHJ-SA-001-1700

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO APRIL 30, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.5%

	Shares	Value
CONSUMER DISCRETIONARY — 9.9%
Clarus*	110,400	$789,360
Del Frisco’s Restaurant Group*	42,300	672,570
Del Taco Restaurants*	33,700	376,092
Marcus	27,500	819,500
MCBC Holdings*	28,300	679,200
Modine Manufacturing*	29,700	510,840
Nautilus*	36,000	523,800
Unifi*	19,800	586,278

		4,957,640

CONSUMER STAPLES — 5.5%
Farmer Brothers*	18,500	524,475
Hostess Brands, Cl A*	28,100	394,805
Inter Parfums	14,100	721,920
Landec*	43,200	574,560
Medifast	5,500	552,090

		2,767,850

ENERGY — 3.1%
NCS Multistage Holdings*	48,100	876,382
Solaris Oilfield Infrastructure, Cl A*	35,500	667,400

		1,543,782

FINANCIALS — 9.5%
Atlas Financial Holdings*	34,619	363,499
Carolina Financial	15,700	615,597
First Busey	23,700	702,705
Guaranty Bancorp	18,347	522,890
Guaranty Bancshares	15,970	523,656
Heritage Financial	23,800	706,860
National Bank Holdings, Cl A	7,400	260,332

1

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
People’s Utah Bancorp	18,313	$583,269
State Bank Financial	16,300	513,613

		4,792,421

HEALTH CARE — 21.2%
ANI Pharmaceuticals*	8,600	510,410
BioTelemetry*	23,200	886,240
Cambrex*	8,900	471,255
Cross Country Healthcare*	55,200	694,416
CryoPort*	25,800	186,018
Cutera*	9,700	486,455
Eagle Pharmaceuticals*	11,800	613,718
Lantheus Holdings*	32,300	574,940
LeMaitre Vascular	19,200	603,840
LHC Group*	9,914	737,800
NeoGenomics*	79,300	759,694
Repligen*	17,000	629,000
STAAR Surgical*	48,300	784,875
Surmodics*	23,200	866,520
Tactile Systems Technology*	19,600	682,276
U.S. Physical Therapy	6,900	629,625
Vocera Communications*	22,500	564,075

		10,681,157

INDUSTRIALS — 24.5%
AAR	16,900	731,770
Air Transport Services Group*	32,800	663,872
Alamo Group	6,500	711,555
CBIZ*	34,700	645,420
Columbus McKinnon	17,300	620,724
CRA International	8,200	463,054
DMC Global	28,370	1,097,919
DXP Enterprises*	17,163	623,017
ESCO Technologies	8,300	463,555

2

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Exponent	7,600	$656,640
GP Strategies*	21,300	444,105
InnerWorkings*	67,277	679,498
Kornit Digital*	39,200	570,360
Lydall*	12,700	566,420
MYR Group*	13,700	411,000
Park-Ohio Holdings	16,900	640,510
Quanex Building Products	27,600	473,340
SP Plus*	19,200	674,880
Sterling Construction*	41,400	460,782
TPI Composites*	32,519	736,555

		12,334,976

INFORMATION TECHNOLOGY — 21.0%
Airgain*	56,000	445,200
AXT*	48,800	285,480
Brooks Automation	22,000	547,360
CalAmp*	34,300	677,425
Care.com*	41,900	653,640
ePlus*	6,200	495,070
Hackett Group	41,400	671,094
Ichor Holdings*	19,800	437,580
Kimball Electronics*	42,300	670,455
LivePerson*	41,300	693,840
Mesa Laboratories	3,300	555,423
Mitek Systems*	81,100	628,525
MTS Systems	11,700	594,360
nLight*	5,813	144,918
PDF Solutions*	43,700	487,255
Perficient*	38,500	952,105
Silicom*	7,600	288,572

3

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Virtusa*	16,500	$794,310
WNS Holdings ADR*	11,632	569,154

		10,591,766

TELECOMMUNICATION SERVICES — 1.8%
Vonage Holdings*	80,700	902,226

TOTAL COMMON STOCK (Cost $38,678,713)		48,571,818

SHORT-TERM INVESTMENT (A) — 3.5%

CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A, 1.540% (Cost $1,793,676)	1,793,676	1,793,676

TOTAL INVESTMENTS — 100.0% (Cost $40,472,389)		$50,365,494

Percentages are based on Net Assets of $50,346,973.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2018.

ADR     American Depositary Receipt

Cl         Class

As of April 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

4

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors, Treasurer, Controller & CFO

Date: July 9, 2018